Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory
	December 31,
	2018	2019
Raw materials	$63,830	$1,193
Finished goods and merchandise goods	1,526,489	3,041,569
	$1,590,319	$3,042,762